Segment and Related Information, Long-lived assets by geographic location (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
U.S. [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	$ 14,651	$ 13,955
Germany [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	1,443	1,460
Netherlands [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	903	887
France [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	740	676
China [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	503	799
Italy [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	304	300
Mexico [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	284	306
Other [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	1,516	1,654
Total long-lived assets [Member]
Long-lived assets by geographic locations [Abstract]
Long-lived assets	$ 20,344	$ 20,037